PRINCIPAL ACCOUNTING POLICIES (Details Narrative)	9 Months Ended	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Property, Plant and Equipment [Line Items]
Convenience translation rate		6.9931
Inventory, net	¥ 207,400,000	¥ 545,600,000
Inventory provision	10,000,000.0	25,000,000.0		¥ 9,300,000
Impairment provision			¥ 3,500,000
Impairment of long-lived assets	¥ 0	¥ 0		¥ 0
Minimum [Member]
Property, Plant and Equipment [Line Items]
Surcharge on VAT		1.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Surcharge on VAT		7.00%